Summary of significant accounting policies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use asset	$ 46,519
Operating lease, liability	$ 54,445
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use asset		$ 58,000
Operating lease, liability		$ 58,000